Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash		$ 1,179,880	$ 6,052,260
Financial assets held for trading		1,435,901
Advance to related parties		19,964	50,000
Prepayments and other current assets		530,000	5,000
Total Current Assets		3,165,745	6,107,260
Investment in subsidiary		2,483,593	145,380
Other non-current assets		600,000
Total Non-current Assets		3,083,593	145,380
Total Assets		6,249,338	6,252,640
Accounts payable		55,336
Due to subsidiary		71,035	67,937
Total Current Liabilities		126,371	67,937
Total Liabilities		126,371	67,937
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity
Additional paid-in capital		11,700,497	6,664,624
Statutory reserves		89,685	89,685
Retained earnings/(Accumulated deficit)		(5,620,752)	(522,851)
Accumulated other comprehensive loss		(48,168)	(48,180)
Total Shareholders’ Equity		6,122,967	6,184,703
Total Liabilities and Shareholders’ Equity		6,249,338	6,252,640
Class A Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares, value	[1]	938	658
Class B Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares, value	[1]	$ 767	$ 767

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.